Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
PRC statutory tax rate	35.00%	25.00%	25.00%
Computed expected income tax (benefit) expense		$ (2,002,638)	$ (523,193)
Tax rate differential benefit from tax holiday		801,931	131,583
Permanent differences		117,180	(179,474)
Tax effect of deductible temporary differences not recognized		801,244	118,040
Non-deductible tax loss		212,425	182,297
Income tax benefit		$ 69,858	$ 270,747